Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income		$ 10,302	$ 7,793	$ 8,236
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses		2,699	(1,216)	(649)
Depreciation		1,108	1,129	1,078
Amortization of premiums, net		221	3	16
Amortization of deferred loan fees		(977)	(91)	(260)
Amortization of core deposit intangible		1,400	900	700
Amortization of purchased asset fair value adjustments		(29)	(41)	(70)
Amortization of mortgage servicing rights		1,318	780	551
Capitalized mortgage servicing rights		(2,189)	(1,097)	(682)
Deferred income tax (credit) expense		(802)	496	1,084
Losses (gains) recognized on equity securities, net		19	(46)	36
(Gains) losses on sale of premises		(5)	24	11
Gains on sale of real estate owned, net		(129)	0	(80)
Gain on sales of loans	[1]	(9,531)	(2,941)	(2,095)
Proceeds from sales of loans held for sale		268,019	124,858	88,649
Disbursements on loans held for sale		(254,484)	(115,861)	(76,489)
Amortization of restricted stock awards		238	187	134
Amortization of unearned ESOP shares		193	193	194
Earned ESOP shares priced above original cost		145	230	206
Stock compensation expense		0	1	17
(Increase) decrease in accrued interest receivable		(851)	105	(12)
(Decrease) increase in accrued interest payable		(280)	74	200
Decrease (increase) in other assets		1,175	693	(1,343)
Increase (decrease) in other liabilities		670	(199)	(1,024)
Other, net		13	28	2
Net cash provided by operating activities		16,942	15,201	17,809
Cash flows from investing activities:
Principal collected on securities available for sale		17,046	2,867	1,914
Proceeds collected on maturity of securities available for sale		41,240	25,400	310
Purchases of securities available for sale		(97,294)	(54,427)	(4,888)
Purchase of Federal Home Loan Bank stock		(79)	(1,040)	(322)
Redemption of Federal Home Loan Bank stock		0	1,053	272
Proceeds from sales of real estate		434	0	367
Net increase in loans receivable		(55,106)	(14,765)	(11,483)
Proceeds from sale of premises		12	195	0
Purchases of premises and equipment		(734)	(2,232)	(2,497)
Net cash used by investing activities		(94,481)	(42,949)	(16,327)
Cash flows from financing activities:
Increase (decrease) in deposits		121,334	50,518	(12,249)
Treasury stock purchased		(1,450)	0	0
Warrants purchased		0	0	(6,453)
Stock awards withheld for tax withholding		(60)	(45)	0
Excess tax benefit from options exercised		0	0	64
Proceeds from borrowings		2	26,001	6,801
Repayment of borrowings		(2)	(26,001)	(6,801)
(Decrease) increase in customer escrows		(415)	965	301
Net cash provided (used) by financing activities		119,409	51,438	(18,337)
Increase (decrease) in cash and cash equivalents		41,870	23,690	(16,855)
Cash and cash equivalents, beginning of year		44,399	20,709	37,564
Cash and cash equivalents, end of year		86,269	44,399	20,709
Supplemental cash flow disclosures:
Cash paid for interest		3,131	3,265	2,034
Cash paid for income taxes		3,617	2,911	4,264
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale		6,815	6,253	11,642
Transfer of loans to real estate owned, net		362	166	74
Right to use assets and lease obligations		0	4,505	0
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible		$ 99	$ 99	$ 99

[1]	Not within the scope of ASC 606.